Personnel expenses	12 Months Ended
Nov. 30, 2024
Texts Block [Abstract]
Personnel expenses
4.	Personnel expenses

	Note	2024	2023	2022

Salaries and short-term employee benefits		$9,750	$24,934	$22,049

Post-employment benefits		472	1,833	1,346

Share-based compensation	20 (f),(h)	3,420	2,109	3,604

Termination benefits		335	2,006	566

		$13,977	$30,882	$27,565

In fiscal 2024, of $486 (2023 – $1,963) was recorded in termination benefits for severance and other expenses. Refer to note 15.
In fiscal 2022, $457 was recorded in termination benefits for severance and other expenses associated with the return to TaiMed of the commercial rights to Trogarzo
®
in Europe.